PARENT COMPANY ONLY CONDENSED FINANCIAL STATEMENTS, 2017 Convertible Notes (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($) Multiply Investor $ / shares
Convertible Notes [Abstract]
Loss (gain) related to change in fair value of convertible notes	$ (472,877)	$ 41,259	$ (51,950)
Parent Company [Member]
Convertible Notes [Abstract]
Loss (gain) related to change in fair value of convertible notes	(472,877)	41,259	(51,950)
2017 Convertible Notes [Member]
Convertible Notes [Abstract]
Principal amount			$ 675,000
Number of new investors | Investor			9
Interest rate			5.00%
Effective stipulated conversion price of convertible debt (in dollars per share) | $ / shares			$ 14.807
Outstanding unconverted and unpaid principal amount multiplier			1.31
Consideration period for convertible notes prepayment			18 months
Contingent interest			20.00%
Amount of outstanding principal converted	615,000	50,000
Loss (gain) related to change in fair value of convertible notes	472,877	(41,259)	$ 51,950
2017 Convertible Notes [Member] | Parent Company [Member]
Convertible Notes [Abstract]
Principal amount			$ 675,000
Number of new investors | Investor			9
Interest rate			5.00%
Expected public offering period within number of years			3 years
Effective stipulated conversion price of convertible debt (in dollars per share) | $ / shares			$ 14.807
Outstanding unconverted and unpaid principal amount multiplier | Multiply			1.31
Consideration period for convertible notes prepayment			18 months
Number of years noteholder elect to effect extension			2 years
Contingent interest			20.00%
Amount of outstanding principal converted	615,000	50,000
Loss (gain) related to change in fair value of convertible notes	$ 472,877	$ (41,259)	$ 51,950
2017 Convertible Notes [Member] | Minimum [Member]
Convertible Notes [Abstract]
Percentage of conversion of outstanding principal into shares			50.00%
Conversion price (in dollars per share) | $ / shares			$ 13.13
2017 Convertible Notes [Member] | Minimum [Member] | Parent Company [Member]
Convertible Notes [Abstract]
Percentage of conversion of outstanding principal into shares			50.00%
Conversion price (in dollars per share) | $ / shares			$ 13.13
2017 Convertible Notes [Member] | Maximum [Member]
Convertible Notes [Abstract]
Conversion price (in dollars per share) | $ / shares			$ 14.26
Number of days after default in which outstanding obligation would be immediately due and payable			3 days
2017 Convertible Notes [Member] | Maximum [Member] | Parent Company [Member]
Convertible Notes [Abstract]
Conversion price (in dollars per share) | $ / shares			$ 14.26
Number of days after default in which outstanding obligation would be immediately due and payable			3 days
2017 Convertible Notes [Member] | Class A Ordinary Shares [Member]
Convertible Notes [Abstract]
Number of ordinary shares converted from debt (in shares) | shares	45,645,884	3,592,415
2017 Convertible Notes [Member] | Class A Ordinary Shares [Member] | Parent Company [Member]
Convertible Notes [Abstract]
Number of ordinary shares converted from debt (in shares) | shares	45,645,884	3,592,415